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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number      811-07577
                                  ---------------------------------------------
                 WM Strategic Asset Management Portfolios, LLP
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               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
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   (Address of principal executive offices)                      (Zip code)


      William G. Papesh, 1201 Third Avenue, 22nd Floor, Seattle, WA 98101
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (206) 461-3800
                                                    -------------------------
Date of fiscal year end:  October 31, 2004
                        ------------------
Date of reporting period: July 1, 2003-June 30, 2004
                         ---------------------------

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07577
Reporting Period: 07/01/2003 - 06/30/2004
WM Strategic Asset Management Portfolios, LLC









============================ WM BALANCED PORTFOLIO =============================


WM U.S. GOVERNMENT SECURITIES FUND

Ticker:       N/A            Security ID:  928965722
Meeting Date: FEB 10, 2004   Meeting Type: Special
Record Date:  DEC 15, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      regarding investment only in U.S.
      government securities
2     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      regarding investment of at least 80% of
      its assets in U.S. government securities
3     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      prohibiting investment in other
      investment companies
4     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      prohibiting investment in equity
      securities
5     Amend the Fund's fundamental investment   FOR       FOR        Management
      policy regarding investments in real
      estate or commodities




====================== WM CONSERVATIVE BALANCED PORTFOLIO ======================


WM U.S. GOVERNMENT SECURITIES FUND

Ticker:       N/A            Security ID:  928965722
Meeting Date: FEB 10, 2004   Meeting Type: Special
Record Date:  DEC 15, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      regarding investment only in U.S.
      government securities
2     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      regarding investment of at least 80% of
      its assets in U.S. government securities
3     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      prohibiting investment in other
      investment companies
4     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      prohibiting investment in equity
      securities
5     Amend the Fund's fundamental investment   FOR       FOR        Management
      policy regarding investments in real
      estate or commodities




======================= WM CONSERVATIVE GROWTH PORTFOLIO =======================


WM U.S. GOVERNMENT SECURITIES FUND

Ticker:       N/A            Security ID:  928965722
Meeting Date: FEB 10, 2004   Meeting Type: Special
Record Date:  DEC 15, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      regarding investment only in U.S.
      government securities
2     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      regarding investment of at least 80% of
      its assets in U.S. government securities
3     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      prohibiting investment in other
      investment companies
4     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      prohibiting investment in equity
      securities
5     Amend the Fund's fundamental investment   FOR       FOR        Management
      policy regarding investments in real
      estate or commodities




========================= WM FLEXIBLE INCOME PORTFOLIO =========================


WM U.S. GOVERNMENT SECURITIES FUND

Ticker:       N/A            Security ID:  928965722
Meeting Date: FEB 10, 2004   Meeting Type: Special
Record Date:  DEC 15, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      regarding investment only in U.S.
      government securities
2     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      regarding investment of at least 80% of
      its assets in U.S. government securities
3     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      prohibiting investment in other
      investment companies
4     Eliminate the Fund's fundamental policy   FOR       FOR        Management
      prohibiting investment in equity
      securities
5     Amend the Fund's fundamental investment   FOR       FOR        Management
      policy regarding investments in real
      estate or commodities




======================== WM STRATEGIC GROWTH PORTFOLIO =========================

The Fund held no voting securities during the period covered by this report.
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                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     WM Strategic Asset Management Portfolios, LLP
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By (Signature and Title)* /s/ William G. Papesh,
                              President and Chief Executive Officer
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Date     August 30, 2004
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